Interim Consolidated Statement of Changes in Shareholders’ Equity - CAD ($)	Number of common shares	Number of Class "B" Common Shares	Share capital	Share subscriptions received	Deficit	Total
Begning balance, Shares at Dec. 31, 2016	42,909,650
Begning balance, Amount at Dec. 31, 2016			$ 3,645,457	$ 334,975	$ (4,501,596)	$ (521,164)
Net loss for the period					(45,540)	(45,540)
Ending balance, Shares at Mar. 31, 2017	42,909,650
Ending balance, Amount at Mar. 31, 2017			3,645,457	334,975	(4,547,136)	(566,706)
Begning balance, Shares at Dec. 31, 2017	49,661,150	100,000
Begning balance, Amount at Dec. 31, 2017			4,106,207		(5,176,116)	(1,069,909)
Shares issued pursuant to conversion of Convertible Promissory Notes, Shares	4,328,916
Shares issued pursuant to conversion of Convertible Promissory Notes, Amount			466,019			466,019
Shares issued pursuant to Consulting Contracts, Shares	600,000
Shares issued pursuant to Consulting Contracts, Amount			7,373			7,373
Net loss for the period					(297,323)	(297,323)
Ending balance, Shares at Mar. 31, 2018	47,838,566	100,000
Ending balance, Amount at Mar. 31, 2018			$ 4,579,598		$ (5,472,718)	$ (893,841)